TIME DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Schedule of maturities of time deposits

	At December 31, 2015		At December 31, 2014

	Weighted-		Weighted-
	Average		Average
Maturity	Rate	Amount	Rate	Amount

One year or less	0.73%	$39,107,831	0.66%	$44,146,102
Over one through three years	0.95%	29,330,472	0.88%	37,195,516
Over three through five years	1.16%	5,661,734	1.10%	2,046,421
Over five years	1.25%	6,857	-%	-

	0.85%	$74,106,894	0.77%	$83,388,039